Significant Related Party Transactions - Summary of Balances Due From and to Significant Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amount due from related parties	¥ 722	¥ 757
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	348	334
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	43	56
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	245	334
Amount due to related parties	(22)	(31)
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	32	18
Amount due to related parties	(447)	(401)
China Life Real Estate Co., Limited ("CLRE") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	2	2
China Life Ecommerce Company Limited ("CL Ecommerce") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	12	13
Amount due to related parties	(17)	(68)
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	39	30
Amount due to related parties	(43)	(35)
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(1,293)	(381)
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(8)	(9)
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of transactions between related parties [line items]
Amount deposited with related parties	71,419	59,420
Wealth management products and other financial instruments of CGB	603	844
Amount due from related parties	1,240	894
Amount due to related parties	(51)	(75)
China Life Rui Chong Company [Member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	114	118
China Life Healthcare Investment company limited CLHI [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(38)
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Corporate bonds from relate parties	361	922
Amount due from related parties	¥ 7	¥ 8